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www.kslaw.com Alex Gendzier Direct Dial: 212/556-2325 Direct Fax: 212/556-2222 agendzier@kslaw.com

June 8, 2005

Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Room 3528
Washington, D.C. 20549
Attention: Michele M. Andersen, Esq.

RE:	Consolidated Communications Illinois Holdings, Inc. Registration Statement on Form S-1 Filed May 16, 2005 File No. 333-121086

Dear Ms. Anderson:

     On behalf of Consolidated Communications Illinois Holdings, Inc. (the “Company”), we hereby enclose for your review Pre-Effective Amendment No. 5 to the Registration Statement on Form S-1 (File No. 333-121086) (the “Registration Statement”) of the Company as filed with the Securities and Exchange Commission (the “Commission”) on the date hereof, pursuant to the Securities Act of 1933, as amended. An electronic version of the Registration Statement, revised in response to the comments of the Staff of the Commission (the “Staff”), has been concurrently filed with the Commission through its EDGAR system.

     Enclosed herewith please find:

•	five revised clean copies of the Registration Statement; and

•	five copies of the Registration Statement that have been marked to reflect all changes made since the filing of Amendment No. 4 to the Registration Statement on May 16, 2005.

     Set forth below are the Company’s responses to the Staff’s letter, dated May 25, 2005, relating to the Registration Statement. Each Staff comment is set forth in bold italics and is

Securities and Exchange Commission
June 8, 2005

followed immediately by the Company’s response. Page number references are to pages in the Registration Statement.

Dividend Policy and Restrictions, page 34

1.	We note that your estimated capital expenditures during the year following the closing of this offering as presented on page 37 are less than actual amounts incurred during the year ended December 31, 2004 and the twelve months ended March 31, 2005. You should revise to address the fact that, if your capital expenditures in the next year are equal to or greater than the actual amounts incurred during the year ended December 31, 2004, and the twelve months ended March 31, 2005, your Estimated Minimum Bank EBITDA would have to be commensurately greater in order to pay dividends at the expected level.

The Registration Statement has been revised to state specifically that the Company’s Estimated Minimum Bank EBITDA for the first year following the offering would have to be commensurately greater if the Company’s actual capital expenditures were to exceed the $33.5 million in estimated capital expenditures. We have also stated that our estimated capital expenditures are less than actual amounts incurred during the year ended December 31, 2004 and the twelve months ended March 31, 2005. Please see footnote 3 on page 40.

2.	We note that the historical estimated cash available to pay dividends as presented on page 38 would not have been sufficient to pay dividends according to your dividend policy. Although you address the reasons why cash available to pay dividends would not have been sufficient for the year ended December 31, 2004 and the twelve months ended March 31, 2005, based on historical EBITDA (not contemplating any pro forma adjustments as presented on page 37) on page 36, you have not addressed the reasons why you would not have been able to pay full cash dividends according to your dividend policy based on pro forma Bank EBITDA.

Considering your assertion that pro forma Bank EBITDA closely reflects your ability to generate cash available to pay dividends following the offering, as opposed to historical EBITDA, clearly present the amount of the deficiency in estimated cash available to pay dividends according to your dividend policy for the year ended December 31, 2004 and quantify the amount of the reduction in per share dividends that would have been necessary. You should also explain in sufficient detail why you believe that you will be able to pay the intended dividends during the year following the offering, even though historical amounts for the year ended December 31, 2004 would indicate otherwise.

The Registration Statement has been revised to:

•	explain that the shortfall in estimated cash available to pay dividends for the year ended December 31, 2004 and the twelve months ended March 31, 2005 was due to the cash costs incurred in connection with the TXUCV acquisition and the

Securities and Exchange Commission
June 8, 2005

payment of professional service fees, neither of which is expected to affect the Company’s ability to pay dividends in the future; and

•	disclose that for the year ended December 31, 2004 and for the twelve months ended March 31, 2005, had the Company’s dividend policy been in effect, (i) the Company’s estimated cash available to pay dividends would have been approximately $1.7 million and $0.2 million, respectively, less than the cash required to pay dividends in accordance with the dividend policy, and (ii) the Company would have had to either incur additional borrowings in order to pay the entire $46.0 million in dividends now contemplated by the Company’s dividend policy or reduce the contemplated per share dividend by the dollar amounts to be specified in the prospectus once the pricing information has been determined.

Please see pages 36 and 37.

3.	In light of your new disclosure on page 38 that the estimated cash available to pay dividends would not have been sufficient to pay dividends for the year ended December 31, 2004, based on pro forma Bank EBITDA, please revise your summary reference to the dividend policy on page 5 and the risk factor on page 13 to reflect this fact.

The Registration Statement has been revised to reflect the Staff’s comment. Please see pages 5, 6 and 13.

4.	Footnote (2) on page 38 states that the tables above do not reflect any repayment of principal on any debt because your amended and restated credit agreement and the indenture will not require any amortization prior to the applicable maturity dates. Your discussion of your assumptions and considerations on page 42 should highlight those important facts, as well as specifically state your implied assumption that those liabilities will be refinanced when due; otherwise, cash available to pay dividends will be reduced.

The Registration Statement has been revised to reflect the Staff’s comments. Please see page 44.

5.	We note in the second full paragraph on page 43 that you intend to retain sufficient cash after the payment of dividends to permit the pursuit of growth opportunities that do not require material capital investments. However, your previous tables of Estimated Cash Available to Pay Dividends Based on Estimated Minimum Bank EBITDA and Pro Forma Bank EBITDA and Estimated Cash Available to Pay Dividends reflects no provision for cash reserves. You should either provide for estimated cash reserves in these tables or include a footnote that indicates why you have not done so.

The Registration Statement has been revised to delete the reference to the Company’s intention to retain sufficient cash to permit the pursuit of growth opportunities not

Securities and Exchange Commission
June 8, 2005

requiring material capital investment so that it clearly states that the Company’s dividend policy may limit its ability to pursue growth opportunities. Please see page 45.

6.	In your discussion of State Regulatory Requirements on page 45, you list several conditions that the ICC imposed on ICTC with respect to the payment of dividends. Specifically address whether you expect to meet the various conditions to allow ICTC to pay dividends to you if you achieve the Estimated Cash Available to Pay Dividends based on the Estimated Minimum Bank EBITDA previously presented.

The Registration Statement has been revised to state that for the first year following the offering, the Company expects to satisfy each of the applicable Illinois regulatory requirements necessary to permit ICTC to pay dividends to the Company. Please see pages 15, 47 and 122.

Pro forma Bank EBITDA and Estimated Cash Available to Pay Dividends, page 37

7.	We note your response to comment 2. Please revise footnotes 18 and 19 to disclose that the partnership income, dividend income and partnership distributions presented in these adjustments include the results of TXUCV as if they had been acquired on January 1, 2004.

The Registration Statement has been revised to reflect the Staff’s comment. Please see page 43.

Financial Statements

Unaudited Pro Forma Condensed Consolidated Financial Statements, page P-1

8.	We note the response to comment 12, and we refer to the decision made by TXUCV’s management to account for their 2.34% investment in GTE Mobilnet of South Texas under the equity method. In EITF Topic D-46 “Accounting for Limited Partnership Investments,” guidance is provided that the use of the equity method is required unless the investor’s interest “is so minor that the limited partner may have virtually no influence over partnership operating and financial policies”, and goes on to state that “practice generally has viewed investments of more than 3 to 5 percent to be more than minor.”

We recognize that the determination as to whether TXUCV’s interest in GTE Mobilnet of South Texas gave them sufficient influence such that the application of the equity method was appropriate is one that required significant judgment by TXUCV’s management, and relied heavily upon the facts and circumstances in existence at each of the respective financial reporting periods. We continue to question whether TXUCV’s 2.34% investment in GTE Mobilnet of South Texas gave them sufficient influence such that the equity method was appropriate for each financial reporting period. However, in light of the significant level of management judgment required and in light of the periods under review, we must rely upon management’s determination,

Securities and Exchange Commission
June 8, 2005

as these individuals were in possession of all of the facts in existence at the time these determinations were made. We further note the concurrence of TXUCV’s auditors with management’s determinations as to the appropriateness of the use of the equity method for GTE Mobilnet of South Texas.

With respect to the 2.34% investment in GTE Mobilnet of South Texas, revise to provide the following disclosures:

•	State that the partnership income recognized for this investment during the period it was owned by TXUCV will not continue in the future;

•	Quantify the amount of income included in the pro formas related to GTE Mobilnet of South Texas;

•	Explain why there has been a change in accounting for the investment in GTE Mobilnet of South Texas;

•	Explain what will be recognized by Consolidated Communications Illinois Holdings related to GTE Mobilnet of South Texas (i.e., income will be generated to the extent there are cash distributions, and then only to the extent these distributions are not deemed to represent a return of capital); and

•	Any other disclosures necessary to explain to a reader the impact of the change in accounting for GTE Mobilnet of South Texas.

The Registration Statement has been revised to reflect the Staff’s comments. Please see page P-9.

Consolidated Communications Holdings, Inc. Financial Statements, page F-1

Consolidated Balance Sheet, page F-4

9.	We note your response to comment 8. It does not appear that you have labeled your Balance Sheet as “restated” to reflect the change in the purchase price allocation of TXUCV. Please revise accordingly.

The Registration Statement has been revised to reflect the Staff’s comment. Please see page F-4.

* * * *

Securities and Exchange Commission
June 8, 2005

     Please feel free to contact me, at (212) 556-2325, or Sterling Dorish, at (212) 827-4054, with any questions regarding the above responses.

Very truly yours,

/s/ Alex Gendzier

Alex Gendzier

cc:	Albert Pappas, Esq. Mr. Terry French Ms. Christine Bradshaw Ms. Sondra Stokes